RELATED PARTY TRANSACTIONS (Details 4) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
P S M Z J K [Member]
Related Party Transaction [Line Items]
Related party sales	$ 9,549,460	$ 7,721,659
Rental income	39,696	43,106
Ning Ding [Member]
Related Party Transaction [Line Items]
Sales Compensation	410,292	289,522
Loans to related parties	(239,336)	(230,710)
Repayments of loans from related parties		(138,600)
Collection of loans to related parties	41,461	198,832
Kai Ding [Member]
Related Party Transaction [Line Items]
Sales Compensation		48,122
Loans to related parties	(69,101)
Collection of loans to related parties	69,101
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Loans to related parties	(2,073)
Shenzhen Qianhaishi Micro Science Co [Member]
Related Party Transaction [Line Items]
Repayments of loans from related parties		$ (83,160)
Kai Huang [Member]
Related Party Transaction [Line Items]
Collection of loans to related parties	$ 68,474